Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Net amortization of debt premium and discount	$ 182	$ 99	$ 296	$ (1,250)
Loss on financial instruments, net	166	(1,362)	(2,242)	(104,521)
Non cash interest expense	7,364	6,584	12,214	17,699
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Net amortization of debt premium and discount	182	99	296	(1,849)
Loss on financial instruments, net	5	538	552	67,457
Non cash interest expense	$ 5,573	$ 4,622	$ 9,715	$ 9,463